Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of products and services [line items]
Total services	$ 5,231	$ 5,129	$ 10,276	$ 10,093
Total products	699	657	1,388	1,283
Total operating revenues	5,930	5,786	11,664	11,376
Wireless
Disclosure of products and services [line items]
Total services	1,606	1,566	3,160	3,068
Total products	569	541	1,114	1,047
Data
Disclosure of products and services [line items]
Total services	1,929	1,869	3,814	3,689
Total products	120	98	253	202
Voice
Disclosure of products and services [line items]
Total services	897	953	1,804	1,901
Media
Disclosure of products and services [line items]
Total services	737	677	1,377	1,308
Other services
Disclosure of products and services [line items]
Total services	62	64	121	127
Equipment and other
Disclosure of products and services [line items]
Total products	$ 10	$ 18	$ 21	$ 34